Investment Strategy - xETFs International Semiconductor Index ETF	Oct. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	The Board of Trustees of the Trust considered and approved a change to the name of the Fund. Effective immediately, the name of the Fund is changed to “xETFs International Semiconductor Index ETF.” All references to the Fund’s prior name are replaced with references to the Fund’s new name.
Strategy Narrative [Text Block]	The changes will not affect the Fund’s investment objective or principal investment strategy, and the Fund’s ticker will not change. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.